Income Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Goodwill	$ 208,742	$ 0
Start-up cost	83,710	0
Other Intangibles	10,339	0
Other Accruals	1,875	0
Stock based compensation	17,423	1,764
Net operating loss carryforwards	(381,112)
Deferred tax assets	703,211	1,764
Less valuation allowance	(703,083)	(1,764)
Net deferred tax assets after valuation allowance	128	0
Deferred tax liabilities	(128)	(1,764)
Net deferred tax asset (liability)	0	0
Depreciation	$ (128)	$ 0